Segment Information - Segment Revenues and Earnings (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 68,577,000	$ 40,610,000	$ 35,312,000	$ 28,092,000	$ 54,007,000	$ 26,241,000	$ 25,485,000	$ 29,840,000	$ 172,591,000	$ 135,573,000	$ 101,360,000
Depreciation, depletion and amortization									18,926,000	10,802,000	10,558,000
Equity in earnings (loss) of unconsolidated ventures	12,297,000	680,000	768,000	724,000	(30,841,000)	648,000	402,000	582,000	14,469,000	(29,209,000)	4,701,000
Income (loss) before taxes									20,958,000	10,175,000	7,595,000
Total assets	918,434,000				794,857,000				918,434,000	794,857,000	789,324,000
Investment in unconsolidated ventures	41,546,000				64,223,000				41,546,000	64,223,000	101,166,000
Capital expenditures									24,151,000	6,348,000	2,702,000
Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues									120,115,000	106,168,000	68,269,000
Depreciation, depletion and amortization									4,340,000	5,729,000	3,089,000
Equity in earnings (loss) of unconsolidated ventures									13,897,000	(30,626,000)	2,629,000
Income (loss) before taxes									53,582,000	(25,704,000)	(4,634,000)
Total assets	588,137,000				657,099,000				588,137,000	657,099,000	668,689,000
Investment in unconsolidated ventures	41,546,000				64,223,000				41,546,000	64,223,000	101,166,000
Capital expenditures									1,093,000	739,000	2,392,000
Oil And Gas [Member]
Segment Reporting Information [Line Items]
Revenues									44,220,000	24,448,000	24,790,000
Depreciation, depletion and amortization									4,987,000	339,000	333,000
Equity in earnings (loss) of unconsolidated ventures									509,000	1,394,000	2,072,000
Income (loss) before taxes									26,608,000	19,783,000	22,846,000
Total assets	227,061,000				5,484,000				227,061,000	5,484,000	1,075,000
Investment in unconsolidated ventures	0				0				0	0	0
Capital expenditures									21,971,000	4,690,000	49,000
Other Natural Resources [Member]
Segment Reporting Information [Line Items]
Revenues									8,256,000	4,957,000	8,301,000
Depreciation, depletion and amortization									1,254,000	1,029,000	1,583,000
Equity in earnings (loss) of unconsolidated ventures									63,000	23,000	0
Income (loss) before taxes									29,000	(1,867,000)	4,995,000
Total assets	24,066,000				27,862,000				24,066,000	27,862,000	30,582,000
Investment in unconsolidated ventures	0				0				0	0	0
Capital expenditures									292,000	153,000	3,000
Items Not Allocated To Segments [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Depreciation, depletion and amortization									8,345,000	3,705,000	5,553,000
Equity in earnings (loss) of unconsolidated ventures									0	0	0
Income (loss) before taxes									(59,261,000)	17,963,000	(15,612,000)
Total assets	79,170,000				104,412,000				79,170,000	104,412,000	88,978,000
Investment in unconsolidated ventures	0				0				0	0	0
Capital expenditures									$ 795,000	$ 766,000	$ 258,000